Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

Communications with Nasdaq

On September 25, 2023, the Company received a letter from Listing Qualifications Department of the Nasdaq Stock Market (the “Nasdaq”) indicating that the Company was not in compliance with Listing Rule 5550(a)(3), which requires the Company to have at least 30 public holders for continued listing. On December 18, 2023, the Company received a letter (the “Delisting Letter”) from Nasdaq notifying the Company that it had failed to provide a detailed plan to support a decision for further time for compliance. Additionally, upon subsequent review of the allocation of shares issued in the Company’s initial public offering, Nasdaq staff has determined that the Company did not meet the 300 Round Lot Holder requirement for initial listing on the Nasdaq Capital Market. In that regard, Nasdaq staff has determined to initiate procedures to delist the Company’s securities from Nasdaq. Unless the Company requests an appeal of that determination, trading of the Company’s ordinary shares will be suspended at the opening of business on December 28, 2023.

The Company submitted a request for a hearing before the Nasdaq Hearings Panel (the “Panel”). On December 20, 2023, the Company received a letter from Nasdaq indicating that the delisting action has been stayed, pending a final written decision by the Panel. The hearing before the Panel (the “Hearing”) was scheduled on March 14, 2024. After reviewing the Company’s prehearing submission, Nasdaq subsequently informed the Company on February 29, 2024 that it has regained compliance with the Nasdaq Listing Rule 5550(a)(3).

On March 28, 2024, the Company received a hearing decision letter from Nasdaq stating that the Panel has granted the Company’s request for continued listing on The Nasdaq Stock Market, subject to the condition that the Company files its annual report on Form 20-F for fiscal year 2023 (the “Annual Report”) with the SEC on or before May 20, 2024 (the “Extension Period”).

Subsequent financing

In December 2023, the Company issued 600,000 ordinary shares at $0.52 per share and received aggregate gross proceeds of $312,000.

On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with China Merchants Bank to borrow approximately $1,371,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 2.80% per annum and matures in one year. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with China Merchants Bank to provide personal credit guarantees for the loan.

On January 3, 2024, Changzhou Zhongjin entered into a loan agreement with Agricultural Bank of China to borrow approximately $2,728,000 (RMB 19.9 million) as working capital. The loan has a fixed interest rate of 2.95% per annum and matures in one year.

On January 10, 2024, Changzhou Zhongjin entered into a loan agreement with Jiangsu Bank to borrow approximately $1,371,000 (RMB 10.0 million) as working capital. The loan has a fixed interest rate of 3% per annum and matures in six months. In addition, the Company’s major shareholder Mr. Erqi Wang, signed a maximum guarantee agreement with Jiangsu Bank to provide personal credit guarantees for the loan.

Stock split

As mentioned in Note 12, effective February 8, 2024, with the approval of the shareholders, the Company executed a forward stock split of its issued and unissued ordinary shares at a ratio of twenty-for-one. Each of the pre-split shares with a par value of $0.001 has been converted into twenty post-split shares with a par value of $0.00005 per share. As a result of the stock split, the authorized share capital of the Company has become 1,000,000,000 shares with a par value of $0.00005 per share.

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before these financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2023, up through April 26, 2024, when the Company issued the consolidated financial statements.